U.S. SECURITIES AND EXCHANGE
                           COMMISSION Washington, D.C.
                                      20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

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1. Name and address of issuer: Aegis Value Fund, Inc. 1100 N. Glebe Road, Suite 1040 Arlington, VA 22201

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2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

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3.    Investment Company Act File Number: 811-09174

      Securities Act File Number: 333-49241

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4(a). |_| Last day of fiscal year for which this notice is filed: August 31,
      2008

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4(b). |_| Check box if this Form is being file late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due:

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4(c). |_| Check box if this is the last time the issuer will be filing this form.

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5.    Calculation of registration fee:

      (i)   Aggregate sale price of securities
            sold during the fiscal year
            pursuant to section 24(f):                             $  38,638,000
                                                                    ------------

      (ii)  Aggregate price of securities
            redeemed or repurchased during the
            fiscal year:                          $  141,220,659
                                                    ------------

      (iii) Aggregate price of securities
            redeemed or repurchased during any
            prior fiscal year ending no earlier
            than October 11, 1995 that were
            not previously used to reduce
            registration fees payable to the
            Commission:                           $  303,774,953
                                                    ------------

      (iv)  Total available redemption credits
            (add Items 5(ii) and 5(iii):                          -$ 444,995,612
                                                                    ------------

      (v)   Net sales - if Item 5(i) is greater
            than Item 5(iv) [subtract Item
            5(iv) from Item 5(i)]:                                 $         N/A
                                                                    ------------

      (vi)  Redemption credits available for
            use in future years
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            -     If Item 5(i) is less than
                  Item 5(iv) [subtract Item 5(iv)
                  from Item 5(i)]:                $ (406,357,612)
                                                     ------------
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      (vii) Multiplier for determining
            registration fee (See
            Instruction C.9):                                      X    .0000393
                                                                    ------------

      (viii) Registration fee due [multiply
             Item 5(v) by Item 5(vii)]
             (enter "0" if no fee is due):                        =$         N/A
                                                                    ------------

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6.    Prepaid Shares

      If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A .

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7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
      (see Instruction D):

                                                                  +$         N/A
                                                                    ------------

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8.    Total of the amount of the registration
      fee due plus any interest due
      [line 5(viii) plus line 7]:

                                                                  =$           0
                                                                    ------------

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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A

            SEC account (CIK) number: 0001052169

            Method of Delivery:  [ ] Wire Transfer
                                 [ ] Mail or other means

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                                   SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)*      /s/ William S. Berno
                                     ----------------------------
                                      William S. Berno, President
                                     ----------------------------

      Date:  November 11, 2008
             -----------------

      *Please print the name and title of the signing officer below the signature.

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